Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Israel	$ (83,028)	$ 1,293	$ (4,932)
Foreign	8,800	2,781	(2,578)
Profit (loss) before the provision for income taxes	$ (74,228)	$ 4,074	$ (7,510)